Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Incurred Management Fees
For the year ended December 31, 2018, 2017 and 2016, the Company incurred the following management fees to CGM, by entity:

	Year ended December 31,
(in thousands)	2018	2017	2016

5.11	$1,000	$1,000	$333
Ergobaby	500	500	500
Liberty	500	500	500
Velocity	500	290	n/a
Advanced Circuits	500	500	500
Arnold	500	500	500
Foam Fabricators	658	n/a	n/a
Sterno	500	500	500
Corporate	38,785	28,053	25,725
	$43,443	$31,843	$28,558